UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:  	December 31, 2007

Check here if Amendment [ ]; Amendment
Number:
  This Amendment (Check only one.):	[ ]
is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
February 14, 2008
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are
reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-
[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:
	197

Form 13F Information Table Value Total:
	21,058,622 (in Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-


[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : December 31,
2007 COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5
COLUMCOLUMN COLUMN 8 VALUE SHRS OR SH/PUT/INVESOTHER
VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000)
PRN AMT PRNCALLDISCRMANAGER SOLE SHAREDNONE ABB LTD ADR (1
ORD SHR) 000375204 12,410 436,100SH SOLE 436,100 AEROPLAN INCOME FD
007861107 206 8,700SH SOLE 8,700 AGNICO EAGLE MINES COMMON
008474108 1,464 26,900SH SOLE 26,900 AGRIUM INC COMMON 008916108
331,964 4,631,843SH SOLE 4,631,843 AIR LIQUIDE ADR (0.2 ORD) 009126202
51,627 1,768,732SH SOLE 1,768,732 ALCOA INC COMMON 013817101 124,956
3,459,955SH SOLE 3,459,955 ALL NIPPON AWYS LTD ADR(2 ORD SHRS) 016630303 1,613 228,000SH SOLE 228,000 AMERN INTL GROUP INCCOMMON 026874107 155,799 2,704,547SH SOLE 2,704,547 ANHEUSER BUSCH COS
COMMON 035229103 1,143 22,100SH SOLE 22,100 APACHE CORP COMMON 037411105 158,081 1,487,675SH SOLE 1,487,675 ASAHI GLASS SP ADR (10
ORD) 043393206 7,324 545,000SH SOLE 545,000 AVERY DENNISON CORP
COMMON 053611109 74,865 1,425,800SH SOLE 1,425,800 BG PLC ADR (5
ORDS) 055434203 85,435 756,800SH SOLE 756,800 BP PLC ADR (6 ORDS)
055622104 114,049 1,577,460SH SOLE 1,577,460 BANK OF AMERICA
CORPCOMMON USD 0.01 060505104 1,959 48,043SH SOLE 48,043 BANK OF
MONTREAL COMMON 063671101 631,32411,207,602SH SOLE 11,207,602 BANK
OF NOVA SCOTIA COMMON 064149107 611,78312,167,525SH SOLE 12,167,525
BARRICK GOLD CORP COMMON 067901108 207,893 4,975,897SH SOLE
4,975,897 BAYER A G SP ADR (1 ORD) 072730302 387 4,300SH SOLE 4,300
BECTON DICKINSON COMMON 075887109 661 8,000SH SOLE 8,000 BOSTON SCIENTIFIC COMMON 101137107 43,481 3,783,748SH SOLE 3,783,748 BRISTOL
MYERS SQUIBBCOMMON 110122108 1,745 66,600SH SOLE 66,600
BROOKFIELD ASSET MGTCLASS A LTD VTG 112585104 320,009 9,027,039SH
SOLE 9,027,039 CCL INDUSTRIES INC CLASS B NON VTG 124900309 42,496 1,100,640SH SOLE 1,100,640 CVS CAREMARK CORP COMMON 126650100
137,867 3,510,120SH SOLE 3,510,120 CDN IMP BANK COMMERCCOMMON
136069101 353,417 5,009,450SH SOLE 5,009,450 CDN NATL RAILWAY
COMMON 136375102 658,62914,118,520SH SOLE 14,118,520 CDN NATURAL
RES COMMON 136385101 450,530 6,207,361SH SOLE 6,207,361 CDN TIRE CORP
CLASS A NON VTG 136681202 63,278 852,800SH SOLE 852,800 CATERPILLAR
INC COMMON 149123101 130,574 1,821,200SH SOLE 1,821,200 CHEVRON
CORP COMMON 166764100 1,642 17,800SH SOLE 17,800 CITIGROUP INC
COMMON 172967101 89,836 3,088,255SH SOLE 3,088,255 COCA-COLA CO
COMMON 191216100 2,319 38,250SH SOLE 38,250 COLGATE PALMOLIVE
COCOMMON 194162103 132,349 1,718,100SH SOLE 1,718,100 COMPANHIA
VAL DO RIOADR(1 ORD SHR) 204412209 99,749 3,090,000SH SOLE 3,090,000
CORNING INCORPORATEDCOMMON 219350105 1,695 71,500SH SOLE 71,500
CREDIT SUISSE GRP SP ADR (0.25 ORD) 225401108 3,349 56,400SH SOLE 56,400 CYMER INC COMMON 232572107 1,700 44,200SH SOLE 44,200
DOMTAR (CDA) PAPER EXCHANGEABLE SHARES 257557108 35,638
4,664,700SH SOLE 4,664,700 EMC CORP MASS COMMON 268648102 267
14,600SH SOLE 14,600 E.ON AG ADR (0.3333 ORD SHS) 268780103 3,357
48,300SH SOLE 48,300 EATON CORP COMMON 278058102 4,790 50,000SH
SOLE 50,000 ELECTRONIC ARTS COMMON 285512109 99,021 1,715,694SH
SOLE 1,715,694 EMERSON ELEC CO COMMON 291011104 537 9,600SH SOLE
9,600 ENCANA CORPORATION COMMON 292505104 828,45012,273,334SH
SOLE 12,273,334 ERICSSON(LM) TEL ADR(10 SER B SHRS) 294821608 73,819
3,199,500SH SOLE 3,199,500 FREDDIE MAC COMMON 313400301 279 8,300SH
SOLE 8,300 FEDERAL NTL MTG ASSNCOMMON 313586109 94,074 2,381,360SH
SOLE 2,381,360 FIRST QUANTUM MNRL COMMON 335934105 121,352
1,426,500SH SOLE 1,426,500 FLUOR CORPORATION COMMON 343412102 302
2,100SH SOLE 2,100 FORDING CDN COAL TR TRUST UNIT 345425102 384 10,000SH SOLE 10,000 FRANCO NEVADA CORP COMMON 351858105 2,651 175,000SH SOLE 175,000 FRANKLIN RES INC COMMON 354613101 3,058
27,050SH SOLE 27,050 GENERAL ELECTRIC CO COMMON 369604103 131,568 3,591,930SH SOLE 3,591,930 GOLDCORP INC COMMON 380956409 335,212
9,917,500SH SOLE 9,917,500 HSBC HLDGS PLC SP ADR(5 ORD) 404280406
56,848 687,280SH SOLE 687,280 HEWLETT PACKARD CO COMMON 428236103
89,848 1,801,312SH SOLE 1,801,312 HEXCEL CORP COMMON 428291108 2,999
125,000SH SOLE 125,000 HONDA MOTOR CO ADR (1 ORD) 438128308 3,088
94,300SH SOLE 94,300 HONEYWELL INTL INC COMMON 438516106 85,601 1,407,050SH SOLE 1,407,050 HOYA CORP ADR(1 ORD SHR) 443251103 12,801
413,900SH SOLE 413,900 IAMGOLD CORP COMMON 450913108 70,584
8,724,900SH SOLE 8,724,900 IMPERIAL OIL LTD COMMON 453038408 82,394
1,508,490SH SOLE 1,508,490 INFOSYS TECHN LTD ADR(1 ORD SHR)
456788108 31,634 705,800SH SOLE 705,800 INTEL CORP COMMON 458140100
137,784 5,230,440SH SOLE 5,230,440 INTL BUSINESS MCHN COMMON
459200101 2,170 20,320SH SOLE 20,320 JOHNSON & JOHNSON COMMON
478160104 157,760 2,393,699SH SOLE 2,393,699 JOHNSON MATTHEY PLC SP
ADR 479142309 47,074 624,800SH SOLE 624,800 KIMBERLY CLARK MEX SP
ADR (5 ORD A) 494386204 391 18,300SH SOLE 18,300 KINROSS GOLD CORP COMMON 496902404 2,815 153,800SH SOLE 153,800 KOREA ELECTRIC PWR
SP ADR (0.5 COM) 500631106 30,773 1,493,700SH SOLE 1,493,700 L OREAL CO
ADR (0.2 ORD) 502117203 53,283 1,878,900SH SOLE 1,878,900 ESTEE LAUDER
CO CLASS A 518439104 99,564 2,310,553SH SOLE 2,310,553 MEMC ELECTR
MATLS COMMON 552715104 118,039 1,349,988SH SOLE 1,349,988 MAGNA
INTL INC CLASS A SUB VTG 559222401 417,684 5,209,329SH SOLE 5,209,329
MARTINREA INTL COMMON 573459104 1,059 86,700SH SOLE 86,700
MICROSOFT CORP COMMON 594918104 250,213 7,113,092SH SOLE 7,113,092
MITSUBISHI UFJ FINL ADR( 1 ORD SHRS) 606822104 6,577 713,400SH SOLE 713,400 MOTOROLA INC COMMON 620076109 81,132 5,119,022SH SOLE
5,119,022 NASDAQ STK MKT COMMON 631103108 59,547 1,217,700SH SOLE
1,217,700 NESTLE S A SP ADR (0.25 ORD) 641069406 85,065 751,875SH SOLE
751,875 NIPPON TELEG & TEL SP ADR (0.005 ORD) 654624105 47,283
1,940,500SH SOLE 1,940,500 NORTEL NETWORKS CORPCOMMON 656568508 174,68311,661,064SH SOLE 11,661,064 NORTHEAST UTILS COMMON
664397106 49,525 1,600,800SH SOLE 1,600,800 PEABODY ENERGY CORP
COMMON 704549104 89,472 1,469,000SH SOLE 1,469,000 PEARSON PLC SP
ADR (1 ORD) 705015105 737 51,500SH SOLE 51,500 PENN WEST ENERGY
TRUST UNIT 707885109 258 10,000SH SOLE 10,000 PEPSICO INC COMMON 713448108 114,275 1,523,727SH SOLE 1,523,727 PETSMART INC COMMON
716768106 39,091 1,681,342SH SOLE 1,681,342 PFIZER INC COMMON 717081103
131,798 5,868,245SH SOLE 5,868,245 PROCTER & GAMBLE CO COMMON
742718109 2,736 37,720SH SOLE 37,720 PRUDENTIAL FINL COMMON
744320102 1,238 13,470SH SOLE 13,470 REED ELSEVIER N V SP ADR (2 ORD)
758204101 58,542 1,494,250SH SOLE 1,494,250 RESEARCH IN MOTION
COMMON 760975102 651,716 5,789,940SH SOLE 5,789,940 RIO TINTO PLC ADR
(4 ORD) 767204100 788 1,900SH SOLE 1,900 RITCHIE BROS
AUCTNRSCOMMON 767744105 6,262 76,000SH SOLE 76,000 ROCHE HLDG
LTD SP ADR (.01 ORD) 771195104 91,529 1,084,670SH SOLE 1,084,670 ROGERS
COMMUNICATIONCLASS B NON VTG 775109200 589,81913,110,010SH SOLE 13,110,010 ROYAL BANK CDA COMMON 780087102 602,15911,867,540SH
SOLE 11,867,540 ROYAL DUTCH SHELL ADR(2 ORD CL A) 780259206 541
6,500SH SOLE 6,500 SCHLUMBERGER LTD COMMON 806857108 185,923 1,912,800SH SOLE 1,912,800 SECOM LTD ADR (2 ORD) 813113206 491 4,500SH
SOLE 4,500 SIEMENS A G SP ADR 826197501 66,524 427,840SH SOLE 427,840
SPECTRA ENERGY CORP COMMON 847560109 319 12,500SH SOLE 12,500
SUNCOR ENERGY INC COMMON 867229106 590,310 5,470,396SH SOLE
5,470,396 SYSCO CORP COMMON 871829107 70,981 2,301,692SH SOLE
2,301,692 TSX GROUP INC COMMON 873028104 142,016 2,689,700SH SOLE
2,689,700 TAIWAN SEMICONDUCTORSP ADR(5 ORD) 874039100 33,042 3,357,400SH SOLE 3,357,400 TELEFONOS DE MEXICO SP ADR (20 SER L) 879403780 309 8,500SH SOLE 8,500 THOMSON CORP (THE) COMMON
884903105 528,56613,119,029SH SOLE 13,119,029 TIME WARNER INC
COMMON 887317105 130,034 7,970,900SH SOLE 7,970,900 TOMKINS PLC SP
ADR (4 ORD) 890030208 2,903 210,600SH SOLE 210,600 TORONTO DOMINION
BK COMMON 891160509 832,44711,977,653SH SOLE 11,977,653 TOYOTA MTR
CORP ADR (2 ORD) 892331307 90,975 867,200SH SOLE 867,200 UNITED
TECHNOLOGIES COMMON 913017109 129,206 1,708,420SH SOLE 1,708,420
UPM KYMMENE CORP SP ADR 915436109 24,116 1,220,300SH SOLE 1,220,300
VOLVO AKTIEBOLAGET ADR (1 ORD) 928856400 497 30,500SH SOLE 30,500
WPP GROUP PLC SP ADR(5 ORDS) 929309409 65,926 1,037,800SH SOLE
1,037,800 WACHOVIA CORP 2ND NEW COMMON 929903102 340 9,052SH
SOLE 9,052 WAL MART STORES INC COMMON 931142103 113,432
2,415,273SH SOLE 2,415,273 WALGREEN CO COMMON 931422109 271 7,200SH
SOLE 7,200 WELLS FARGO & CO COMMON 949746101 106,808 3,580,466SH
SOLE 3,580,466 WRIGLEY WM JR CO COMMON 982526105 231 4,000SH SOLE
4,000 WYETH COMMON 983024100 142,144 3,255,385SH SOLE 3,255,385
YAHOO INC COMMON 984332106 79,160 3,444,236SH SOLE 3,444,236 PETRO-
CANADA COMMON 71644E102C 382,906 7,190,715SH SOLE 7,190,715
TALISMAN ENERGY INC COMMON 87425E103C 708,79238,542,255SH SOLE 38,542,255 BARCLAYS PLC ADR (4 ORD) 06738E204 2,333 58,485SH SOLE
58,485 AT&T INC COMMON 00206R102 114,849 2,796,730SH SOLE 2,796,730
ALTRIA GROUP INC COMMON 02209S103 71,657 959,507SH SOLE 959,507 BCE
INC COMMON 05534B760 64,480 1,626,221SH SOLE 1,626,221 BANCO SANTAN
CENT HIADR (1 ORD) 05964H105 6,630 311,500SH SOLE 311,500 BARRICK
GOLD CORP COMMON 067901108C 11,343 273,000SH SOLE 273,000 BULGARI
SPA SP ADR (4 ORD) 12015P102 7,950 143,900SH SOLE 143,900 BURLINGTN
NRTHRN S FCOMMON 12189T104 140,637 1,710,090SH SOLE 1,710,090 CML
HEALTHCARE IN FDTRUST UNIT 12582P105 267 15,600SH SOLE 15,600
CAMECO CORP COMMON 13321L108 702,65717,757,320SH SOLE 17,757,320
CDN PACIFIC RAILWAY COMMON 13645T100 81,295 1,265,876SH SOLE
1,265,876 CARDINAL HEALTH INC COMMON 14149Y108 305 5,343SH SOLE
5,343 CATALYST PAPER COMMON 14888T104 17,14610,920,707SH SOLE
10,920,707 CISCO SYSTEMS INC COMMON 17275R102 162,646 6,080,750SH
SOLE 6,080,750 COGNOS INCORPORATED COMMON 19244C109 126,898
2,221,600SH SOLE 2,221,600 DBS GROUP HLDGS LTD SP ADR(4 ORD)
23304Y100 9,874 175,000SH SOLE 175,000 DEVON ENERGY CORP COMMON 25179M103 914 10,400SH SOLE 10,400 DIAGEO P L C SP ADR (4 ORD)
25243Q205 43,631 514,460SH SOLE 514,460 DOMTAR CORP COMMON
257559104U 2,846 375,000SH SOLE 375,000 DUKE ENERGY CORP COMMON
26441C105 339 17,000SH SOLE 17,000 EMBRAER-EMPRESA BRASADR(4 ORD
SHRS) 29081M102 48,106 1,067,900SH SOLE 1,067,900 ENBRIDGE INC
COMMON 29250N105 143,902 3,596,640SH SOLE 3,596,640 EXELON CORP
COMMON 30161N101 108,007 1,338,900SH SOLE 1,338,900 EXPERIAN GROUP
LTD SPONSORED ADR 30215C101 12,172 1,520,800SH SOLE 1,520,800 EXXON
MOBIL CORP COMMON 30231G102 1,726 18,640SH SOLE 18,640 FNX MINING COMMON 30253R101 7,968 263,400SH SOLE 263,400 FRANCE TELECOM SP
ADR (1 ORD) 35177Q105 40,395 1,147,400SH SOLE 1,147,400 FREEPORT-
MCMORAN C&GCOMMON 35671D857 99,875 986,700SH SOLE 986,700
GLAXOSMITHKLINE PLC SP ADR (2 ORD) 37733W105 212 4,250SH SOLE 4,250 GOLDMAN SACHS GROUP COMMON 38141G104 103,989 489,382SH SOLE
489,382 CGI GROUP INC CLASS A SUB VTG 39945C109 71,036 6,129,100SH
SOLE 6,129,100 HENKEL LTD PARTNRSHPSP ADR (1 ORD) 42550U109 782 15,600SH SOLE 15,600 IAMGOLD CORP COMMON 450913108C 848 106,000SH
SOLE 106,000 IVANHOE MINES COMMON 46579N103 1,570 145,400SH SOLE 145,400 JPMORGAN CHASE & CO COMMON 46625H100 2,066 47,900SH SOLE
47,900 KRAFT FOODS INC CLASS A 50075N104 108,942 3,378,927SH SOLE
3,378,927 LUXOTTICA GROUP SPA SP ADR (1 ORD) 55068R202 436 14,000SH
SOLE 14,000 MACQUARIE GROUP LTD SP ADR 55607P105 11,383 168,700SH
SOLE 168,700 MAGNA INTL INC CLASS A 559222401C 4,411 55,500SH SOLE 55,500 MANULIFE FINCL CORP COMMON 56501R106 875,45321,578,825SH
SOLE 21,578,825 NEXEN INC COMMON 65334H102 1,608 50,100SH SOLE 50,100
NOMURA HLDGS INC SPONSORED ADR 65535H208 61,021 3,686,900SH SOLE 3,686,900 NOVA CHEMICALS CORP COMMON 66977W109 91,124 2,823,790SH
SOLE 2,823,790 NOVARTIS AG ADR (1 ORD SHS) 66987V109 84,589
1,576,275SH SOLE 1,576,275 PACIFIC ENERGY RES COMMON 694228206U
1,136 582,323SH SOLE 582,323 POTASH CORP OF SASK COMMON 73755L107 196,294 1,368,000SH SOLE 1,368,000 QUEBECOR WORLD INC SUB VTG 748203106C 44 25,000SH SOLE 25,000 RESIN SYSTEMS COMMON 76111T102
1,752 1,130,000SH SOLE 1,130,000 STATOILHYDRO ASA SP ADR(1 ORD NOK2.5)85771P102 45,700 1,515,400SH SOLE 1,515,400 TELUS CORP COMMON
87971M103 173,707 3,513,483SH SOLE 3,513,483 3M COMPANY COMMON
88579Y101 109,683 1,316,456SH SOLE 1,316,456 TIM HORTONS INC COMMON
88706M103U 7,922 216,225SH SOLE 216,225 TRANSALTA CORP COMMON
89346D107 50,325 1,509,000SH SOLE 1,509,000 TRANSCANADA CORP
COMMON 89353D107 256,563 6,328,644SH SOLE 6,328,644 TRANSCANADA
CORP COMMON 89353D107C 8,906 220,200SH SOLE 220,200 VALERO
ENERGY CORP COMMON 91913Y100 77,434 1,119,039SH SOLE 1,119,039
VERIZON COMMUNICATNSCOMMON 92343V104 102,791 2,381,079SH SOLE
2,381,079 VIACOM INC CLASS B 92553P201 123,712 2,850,690SH SOLE
2,850,690 VODAFONE GRP PLC ADR(10 ORDS) 92857W209 49,678 1,347,170SH
SOLE 1,347,170 WAL MART DE MEXICO SP ADR(10 SHS) 93114W107 61,122 1,798,200SH SOLE 1,798,200 YAMANA GOLD INC COMMON 98462Y100 2,087
161,900SH SOLE 161,900 ZIMMER HOLDINGS COMMON 98956P102 105,750
1,617,900SH SOLE 1,617,900 DEUTSCHE BANK AG NAMORD D18190898 75,865
593,300SH SOLE 593,300 ACE LIMITED COMMON G0070K103 1,099 18,000SH
SOLE 18,000 COVIDIEN LTD COMMON G2552X108 922 21,075SH SOLE 21,075 TRANSOCEAN INC COMMON G90073100 73,118 516,927SH SOLE 516,927
TYCO INTL LTD COMMON G9143X208 48,963 1,249,750SH SOLE 1,249,750
TYCO ELEC LTD COMMON G9144P105 773 21,075SH SOLE 21,075 UBS AG
COMMON H89231338 82,328 1,811,300SH SOLE 1,811,300 CHECK POINT
SOFTWAREORDINARY M22465104 38,415 1,770,400SH SOLE 1,770,400


CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011